CURRENT AND DEFERRED TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%	27.00%	27.00%
Total deferred tax assets not recognized	$ 3,651,023,000	$ 9,030,059,000
Unrecoverable deferred tax assets		2,638,473,000
Deferred tax expense income related costs	14,930,487,000
Deferred tax assets		$ 1,251,912,000
Considered recoverable	6,173,000
Changes in tax rates or tax laws enacted or announced [member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate		27.00%
Maximum [Member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Equity issuance cost Amount	974,826
Minimum [Member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Equity issuance cost Amount	$ 218,775